Income Taxes - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Allowance for loan losses	$ 879	$ 642
Net operating loss carryforwards	4,029	1,739
Deferred compensation	858	780
Deferred loan fees	111	47
Alternative minimum tax credits	224	169
Accrued interest income	143	56
Premises and Equipment		45
Unrealized loss on Securities AFS	66
Other	247	6
Deferred tax assets	6,557	3,484
Deferred tax liabilities:
Officers life insurance		(702)
Premises and equipment	(18)
Fair Market Value adjustments	(113)
Deferred tax liabilities	(131)	(702)
Net deferred tax asset	$ 6,426	$ 2,782